SUBSEQUENT EVENT	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT
24.	SUBSEQUENT EVENT
The Group has evaluated subsequent events through February 13, 2026, which is the date when the combined and consolidated financial statements are available to be issued.